BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 20,935	$ 30,242
Short-term investments	55,908	64,323
Total cash, cash equivalents, and short-term investments	76,843	94,565
Accounts receivable, net of allowance for doubtful accounts of $1,040 and $944	80,876	69,905
Inventories	1,397	938
Other current assets	48,594	25,723
Total current assets	207,710	191,131
Property and equipment, net of accumulated depreciation of $118,691 and $93,653	313,076	204,966
Operating lease right-of-use assets	24,177	24,823
Equity and other investments	36,348	15,405
Goodwill	119,651	119,509
Intangible assets, net	18,609	22,604
Other long-term assets	38,805	40,565
Total assets	758,376	619,003
Current liabilities:
Accounts payable	42,416	27,724
Current portion of long-term debt	9,227	2,999
Accrued compensation	14,945	13,709
Short-term income taxes	2,534	7,211
Short-term unearned revenue	72,965	64,555
Other current liabilities	26,738	25,020
Total current liabilities	168,825	141,218
Long-term debt	31,067	40,152
Long-term income taxes	28,647	25,986
Long-term unearned revenue	2,747	2,710
Deferred income taxes	3,054	2,835
Operating lease liabilities	16,532	17,437
Other long-term liabilities	65,117	45,186
Total liabilities	315,989	275,524
Commitments and contingencies
Stockholders' equity:
Common stock and paid-in capital - shares authorized 24,000; outstanding 7,427 and 7,434	117,406	109,095
Retained earnings	328,265	237,731
Accumulated other comprehensive loss	(3,284)	(3,347)
Total stockholders' equity	442,387	343,479
Total liabilities and stockholders' equity	$ 758,376	$ 619,003